EARNINGS PER SHARE (Schedule of Earnings (Losses) Per Share) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net income attributable to 7 Days Group Holdings Limited ordinary shareholders	$ 28,257	176,045	128,886	117,691
Denominator:
Weighted average number of ordinary shares	148,602,762	148,602,762	149,811,784	149,169,106
Plus dilutive effect of outstanding share options	542,624	542,624	1,661,282	1,164,647
Weighted average number of ordinary shares	149,145,386	149,145,386	151,473,066	150,333,753
Basic earnings per ordinary share	$ 190.00	1,180.00	0.86	0.79
Diluted earnings per ordinary share	$ 190.00	1,180.00	0.85	0.78